Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital and premium	Treasury shares	Share options	Warrants payable	Reserve for share-based payment transactions	Reserve for remeasurement of defined benefit plan	Foreign currency translation adjustments	Accumulated deficit	Total	Non- controlling interests	Total
Balance beginning at Dec. 31, 2019	$ 2,784						$ 9	$ (1,455)	$ 1,338		$ 1,338
Net income (loss)								(2,760)	(2,760)		(2,760)
Total other comprehensive income (loss)							112		112		112
Issue of shares and options, less issuance expenses of USD 22	1,963								1,963		1,963
Repurchase of shares
Balance ending at Dec. 31, 2020	4,747						121	(4,215)	653		653
Net income (loss)								(13,232)	(13,232)	(391)	(13,623)
Total other comprehensive income (loss)						(608)	2,513		1,905	(44)	1,861
Total comprehensive income (loss)						(608)	2,513	(13,232)	(11,327)	(435)	(11,762)
Reverse acquisition (Note 5)	21,789		1,102		3,677				26,568	1,426	27,994
Issuance of shares and options, net of issuance expenses (Note 20)	34,571								34,571		34,571
Initial consolidation of subsidiaries (Note 5)	9,655								9,655		9,655
Repurchase of shares		(1,230)							(1,230)		(1,230)
Cost of share-based payment					5,897				5,897		5,897
Balance ending at Dec. 31, 2021	70,762	(1,230)	1,102		9,574	(608)	2,634	(17,447)	64,787	991	65,778	[1]
Net income (loss)								(81,595)	(81,595)	1,595	(80,000)
Total other comprehensive income (loss)						(154)	(5,346)		(5,500)	(94)	(5,594)
Total comprehensive income (loss)						(154)	(5,346)	(81,595)	(87,095)	1,501	(85,594)
Warrants exercise	451				(81)				370		370
Options exercise	2,553				(1,837)				716		716
Extension of options to equity holders of the Company (Note 18f)	(5,102)		5,102
Dividend to non-controlling interests										(95)	(95)
Issuance of shares and options, net of issuance expenses (Note 20)	12,956		4,087	76					17,119		17,119
Repurchase of shares
Cost of share-based payment					10,516				10,516		10,516
Balance ending at Dec. 31, 2022	$ 81,620	$ (1,230)	$ 10,291	$ 76	$ 18,172	$ (762)	$ (2,712)	$ (99,042)	$ 6,413	$ 2,397	$ 8,810

[1]	Adjusted retroactively to reflect the effect of the change in the Company’s purchase price allocation during the 12-month measurement period. See Note 1g below.